Accounting pronouncements adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Deferred revenue	$ 1,252	$ 2,802	$ 2,502
Deficit	$ (409,744)	$ (393,165)	(392,865)
Adjustments
Deferred revenue			300
Deficit			$ (300)